Parnassus Fund
Parnassus Fund
Investment Objective
The Parnassus Fund has the overall investment objective of capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Parnassus Fund.
Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Parnassus Fund
Management Fees	0.64%
Distribution (12b-1) Fees	none
Other Expenses	0.30%
Service Fees	0.10%
All remaining other expenses	0.20%
Total Annual Fund Operating Expenses	0.94%

For additional information about the Parnassus Fund’s expenses, please see “Financial Highlights” in the prospectus.
Example
This example is intended to help you compare the cost of investing in the Parnassus Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s expenses are equal to the net annual fund operating expenses for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Parnassus Fund	96	300	520	1,155

Portfolio Turnover
The Parnassus Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74.4% of the average value of its portfolio.

Principal Investment Strategies
The Parnassus Fund invests in undervalued stocks. This Fund follows a “contrarian” strategy of seeking to invest in stocks that are currently out of favor with the financial community and are therefore deeply undervalued. The Fund’s investment adviser (Adviser) expects that if these undervalued companies are financially strong and have good prospects for the future, they will come back into favor and increase in market value. The Parnassus Fund is a “multi-cap” fund in that it can invest in companies of any size, from larger, well-established companies to smaller companies with market capitalizations below $1 billion. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future. To determine a company’s prospects, the Adviser reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s sustainable strategic advantage and management team. Upon initial investment, stocks must be trading below their intrinsic value, which means that the Adviser seeks to purchase stocks trading at discounts to the Adviser’s assessment of the companies’ estimated value. The Adviser also takes environmental, social and governance factors into account in making investment decisions. The Fund will sell a security if the Adviser believes a company’s fundamentals will deteriorate or if it believes a company’s stock has little potential for appreciation.

Principal Risks
All investments involve risk, and investing in the Parnassus Fund is no exception. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:

■	You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

■	The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. The Fund’s holdings can vary significantly from broad stock market indices.

■	This is a “multi-cap” fund. In addition to large-cap companies, the Fund may invest in small- and/or mid-cap companies, which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-cap companies. Relative to the stocks of large-cap companies, the stocks of small- and mid-cap companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, small-cap companies tend to perform poorly during times of economic stress.

■	The Fund may incur high portfolio turnover. High portfolio turnover necessarily results in correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which the Fund must pay, and increased realized gains (or losses) to investors. Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal tax laws.

■	The Adviser may be wrong in its assessment of a company’s value and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, “value” investing falls out of favor with investors, and during those periods the Fund’s relative performance may suffer.

■	The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

■	The Fund adheres to “responsible investing” guidelines, which may limit the investment opportunities available to the Fund.

Performance Information
The bar chart and table that follow contain information that allows you to evaluate the Parnassus Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999-3505.

During the ten-year period shown in the bar chart, the highest return for a quarter was 19.9% (quarter ended September 30, 2009), and the lowest return for a quarter was a loss of 26.6% (quarter ended December 31, 2008).

Below is a table comparing the performance of the Parnassus Fund with that of the S&P 500 Index and the Lipper Multi-Cap Core Average. Figures are average annual returns for the one-, five- and ten-year periods ended December 31, 2011. The table is intended to demonstrate the risk of investing in the Parnassus Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a stock index and a group of similar mutual funds, and also how the Fund's performance varies from year to year.

Average Annual Total Returns (%) (all periods ended December 31, 2011)
Average Annual Total Returns	One Year	Five Years	Ten Years
Parnassus Fund	(5.01%)	2.64%	1.55%
Parnassus Fund Return after Taxes on Distributions	(6.21%)	2.13%	0.81%
Parnassus Fund Return after Taxes on Distributions and Sale of Fund Shares	(1.72%)	2.19%	0.90%
Parnassus Fund S&P 500 Index	2.09%	(0.25%)	2.92%
Parnassus Fund Lipper Multi-Cap Core Average	(2.68%)	(0.65%)	3.50%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Parnassus Mid-Cap Fund
Parnassus Mid-Cap Fund
Investment Objective
The Parnassus Mid-Cap Fund has the overall investment objective of capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Parnassus Mid-Cap Fund.
Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Parnassus Mid-Cap Fund
Management Fees		0.85%
Distribution (12b-1) Fees		none
Other Expenses		0.39%
Service Fees		0.15%
All remaining other expenses		0.24%
Total Annual Fund Operating Expenses		1.24%
Expense Reimbursement		0.04%
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	1.20%
[1]	The investment adviser has contractually agreed to reduce its investment advisory fee to the extent necessary to limit total operating expenses to 1.20% of net assets for the Parnassus Mid-Cap Fund. This limitation continues until May 1, 2013, and may be continued indefinitely by the investment adviser on a year-to-year basis.

For additional information about the Parnassus Mid-Cap Fund’s expenses, please see “Financial Highlights” in the prospectus.
Example
This example is intended to help you compare the cost of investing in the Parnassus Mid-Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s expenses are equal to the net annual fund operating expenses for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Parnassus Mid-Cap Fund	122	389	677	1,496

Portfolio Turnover
The Parnassus Mid-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.7% of the average value of its portfolio.

Principal Investment Strategies
The Parnassus Mid-Cap Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the stock of companies with market capitalizations between $3 billion and $20 billion at the time of initial purchase. These companies must, in the opinion of the Fund’s investment adviser (Adviser), be undervalued, but they must also have good prospects for long-term capital appreciation over the course of the expected holding period. These companies must have well-established businesses. To determine a company’s prospects, the Adviser reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s sustainable strategic advantage and management team. Upon initial investment, stocks must be trading below their intrinsic value, which means that the Adviser seeks to purchase stocks trading at discounts to the Adviser’s assessment of the companies’ estimated value. The Adviser also takes environmental, social and governance factors into account in making investment decisions. The Fund will sell a security if the Adviser believes a company’s fundamentals will deteriorate or if it believes a company’s stock has little potential for appreciation.

Principal Risks
All investments involve risk, and investing in the Parnassus Mid-Cap Fund is no exception. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:

■	You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

■	The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the United States and abroad. The Fund’s holdings can vary significantly from broad stock market indices.

■	The Fund invests primarily in mid-cap companies, which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-cap companies. Relative to the stocks of large-cap companies, the stocks of mid-cap companies are often thinly traded, and purchases and sales may result in higher transaction costs.

■	The Fund may incur high portfolio turnover. High portfolio turnover necessarily results in correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which the Fund must pay, and increased realized gains (or losses) to investors. Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal tax laws.

■	The Adviser may be wrong in its assessment of a company’s value and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, “value” investing falls out of favor with investors, and during those periods the Fund’s relative performance may suffer.

■	The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

■	The Fund adheres to “responsible investing” guidelines, which may limit the investment opportunities available to the Fund.

Performance Information
The bar chart and table that follow contain information that allows you to evaluate the Parnassus Mid-Cap Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999-3505.

During the period shown in the bar chart, the highest return for a quarter was 18.3% (quarter ended June 30, 2009), and the lowest return for a quarter was a loss of 22.0% (quarter ending December 31, 2008).

Below is a table comparing the performance of the Parnassus Mid-Cap Fund with that of the Russell Midcap Index and the Lipper Multi-Cap Core Average. Figures are average annual returns for one- and five-year periods ended December 31, 2011 and since inception (April 29, 2005). The table is intended to demonstrate the risk of investing in the Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a stock index and a group of similar mutual funds, and also how the Fund’s performance varies from year to year.

Average Annual Total Returns (%) (all periods ended December 31, 2011)
Average Annual Total Returns	One Year	Five Years	Since Inception
Parnassus Mid-Cap Fund	3.33%	3.74%	5.58%
Parnassus Mid-Cap Fund Return after Taxes on Distributions	2.36%	3.20%	4.99%
Parnassus Mid-Cap Fund Return after Taxes on Distributions and Sale of Fund Shares	3.39%	3.11%	4.66%
Parnassus Mid-Cap Fund Russell Midcap Index	(1.55%)	1.41%	5.64%
Parnassus Mid-Cap Fund Lipper Multi-Cap Core Average	(2.68%)	(0.65%)	3.34%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Parnassus Small-Cap Fund
Parnassus Small-Cap Fund
Investment Objective
The Parnassus Small-Cap Fund has the overall investment objective of capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Parnassus Small-Cap Fund.
Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Parnassus Small-Cap Fund
Management Fees		0.86%
Distribution (12b-1) Fees		none
Other Expenses		0.36%
Service Fees		0.18%
All remaining other expenses		0.18%
Total Annual Fund Operating Expenses		1.22%
Expense Reimbursement		0.02%
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	1.20%
[1]	The investment adviser has contractually agreed to reduce its investment advisory fee to the extent necessary to limit total operating expenses to 1.20% of net assets for the Parnassus Small-Cap Fund. This limitation continues until May 1, 2013, and may be continued indefinitely by the investment adviser on a year-to-year basis.

For additional information about the Parnassus Small-Cap Fund’s expenses, please see “Financial Highlights” in the prospectus.
Example
This example is intended to help you compare the cost of investing in the Parnassus Small-Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s expenses are equal to the net annual fund operating expenses for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Parnassus Small-Cap Fund	122	385	668	1,476

Portfolio Turnover
The Parnassus Small-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39.5% of the average value of its portfolio.

Principal Investment Strategies
The Parnassus Small-Cap Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the stock of companies with market capitalizations under $3 billion at the time of initial purchase. These companies must, in the opinion of the Fund’s investment adviser (Adviser), be undervalued, but they must also have good prospects for long-term capital appreciation over the course of the expected holding period. Small-cap companies might be less stable and have less established businesses than mid-cap or large-cap companies. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future. To determine a company’s prospects, the Adviser reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s sustainable strategic advantage and management team. Upon initial investment, stocks must be trading below their intrinsic value, which means that the Adviser seeks to purchase stocks trading at discounts to the Adviser’s assessment of the companies’ estimated value. The Adviser also takes environmental, social and governance factors into account in making investment decisions. The Fund will sell a security if the Adviser believes a company’s fundamentals will deteriorate or if it believes a company’s stock has little potential for appreciation.

Principal Risks
All investments involve risk, and investing in the Parnassus Small-Cap Fund is no exception. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:

■	You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

■	The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. The Fund’s holdings can vary significantly from broad stock market indices.

■	The Fund invests primarily in small-cap companies, which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-cap companies. Relative to the stocks of large-cap companies, the stocks of small-cap companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, small-cap companies tend to perform poorly during times of economic stress.

■	The Fund may incur high portfolio turnover. High portfolio turnover necessarily results in correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which the Fund must pay, and increased realized gains (or losses) to investors. Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal tax laws.

■	The Adviser may be wrong in its assessment of a company’s value and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, “value” investing falls out of favor with investors, and during those periods the Fund’s relative performance may suffer.

■	The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

■	The Fund adheres to “responsible investing” guidelines, which may limit the investment opportunities available to the Fund.

Performance Information
The bar chart and table that follow contain information that allows you to evaluate the Parnassus Small-Cap Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999-3505.

During the period shown in the bar chart, the highest return for a quarter was 23.2% (quarter ending June 30, 2009), and the lowest return for a quarter was a loss of 27.7% (quarter ending December 31, 2008).

Below is a table comparing the performance of the Parnassus Small-Cap Fund with that of the Russell 2000 Index and the Lipper Small-Cap Core Average. Figures are average annual returns for one- and five-year periods ended December 31, 2011 and since inception (April 29, 2005). The table is intended to demonstrate the risk of investing in the Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a stock index and a group of similar mutual funds, and also how the Fund’s performance varies from year to year.

Average Annual Total Returns (%) (all periods ended December 31, 2011)
Average Annual Total Returns	One Year	Five Years	Since Inception
Parnassus Small-Cap Fund	(13.29%)	4.09%	6.92%
Parnassus Small-Cap Fund Return after Taxes on Distributions	(13.72%)	3.79%	6.32%
Parnassus Small-Cap Fund Return after Taxes on Distributions and Sale of Fund Shares	(8.07%)	3.49%	5.77%
Parnassus Small-Cap Fund Russell 2000 Index	(4.18%)	0.15%	5.14%
Parnassus Small-Cap Fund Lipper Small-Cap Core Average	(3.41%)	0.45%	4.93%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Parnassus Workplace Fund
Parnassus Workplace Fund
Investment Objective
The Parnassus Workplace Fund has the overall investment objective of capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Parnassus Workplace Fund.
Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Parnassus Workplace Fund
Management Fees	0.82%
Distribution (12b-1) Fees	none
Other Expenses	0.34%
Service Fees	0.17%
All remaining other expenses	0.17%
Total Annual Fund Operating Expenses	1.16%

For additional information about the Parnassus Workplace Fund's expenses, please see "Financial Highlights" in the prospectus.
Example
This example is intended to help you compare the cost of investing in the Parnassus Workplace Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s expenses are equal to the net annual fund operating expenses for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Parnassus Workplace Fund	118	368	638	1,409

Portfolio Turnover
The Parnassus Workplace Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.2% of the average value of its whole portfolio.

Principal Investment Strategies
The Parnassus Workplace Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in companies believed by the Fund’s investment adviser (Adviser) to provide good workplaces for their employees. Companies with good workplaces usually are able to recruit and retain better employees, and perform at a higher level than competitors in terms of innovation, productivity, customer loyalty and profitability. These companies must, in the Adviser’s opinion, be undervalued, but they must also have good prospects for long-term capital appreciation over the course of the expected holding period. The Parnassus Workplace Fund is primarily a large-cap fund, which means that it normally invests more than half of its net assets in large, well established businesses. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future. To determine a company’s prospects, the Adviser reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s sustainable strategic advantage and management team. Upon initial investment, stocks must be trading below their intrinsic value, which means that the Adviser seeks to purchase stocks trading at discounts to the Adviser’s assessment of the companies’ estimated value. The Adviser also takes environmental, social and governance factors into account in making investment decisions. The Fund will sell a security if the Adviser believes a company’s fundamentals will deteriorate or if it believes a company’s stock has little potential for appreciation.

Principal Risks
All investments involve risk, and investing in the Parnassus Workplace Fund is no exception. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:

■	You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

■	The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. The Fund’s holdings can vary significantly from broad stock market indices.

■	In addition to large-cap companies, the Fund may invest in small- and/or mid-cap companies, which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-cap companies. Relative to the stocks of large-cap companies, the stocks of small- and mid-cap companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, small-cap companies tend to perform poorly during times of economic stress.

■	The Fund may incur high portfolio turnover. High portfolio turnover necessarily results in correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which the Fund must pay, and increased realized gains (or losses) to investors. Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal tax laws.

■	The Adviser may be wrong in its assessment of a company’s value and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, “value” investing falls out of favor with investors, and during those periods the Fund’s relative performance may suffer.

■	The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

■	The Fund adheres to “responsible investing” guidelines, which may limit the investment opportunities available to the Fund.

Performance Information
The bar chart and table that follow contain information that allows you to evaluate the Parnassus Workplace Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999-3505.

During the period shown in the bar chart, the highest return for a quarter was 26.7% (quarter ended June 30, 2009), and the lowest return for a quarter was a loss of 24.4% (quarter ended December 31, 2008).

Below is a table comparing the performance of the Parnassus Workplace Fund with that of the S&P 500 Index and the Lipper Large-Cap Core Average. Figures are average annual returns for the one- and five-year periods ended December 31, 2011 and since inception (April 29, 2005). The table is intended to demonstrate the risk of investing in the Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a stock index and a group of similar mutual funds, and also how the Fund’s performance varies from year to year.

Average Annual Total Returns (%) (all periods ended December 31, 2011)
Average Annual Total Returns	One Year	Five Years	Since Inception
Parnassus Workplace Fund	(1.62%)	5.92%	7.16%
Parnassus Workplace Fund Return after Taxes on Distributions	(2.22%)	5.42%	6.55%
Parnassus Workplace Fund Return after Taxes on Distributions and Sale of Fund Shares	(0.27%)	5.04%	6.04%
Parnassus Workplace Fund S&P 500 Index	2.09%	(0.25%)	3.39%
Parnassus Workplace Fund Lipper Large-Cap Core Average	(0.66%)	(0.87%)	2.85%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	PARNASSUS FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000747546
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2012
Parnassus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Parnassus Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Parnassus Fund has the overall investment objective of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Parnassus Fund.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Parnassus Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74.4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.40%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	For additional information about the Parnassus Fund’s expenses, please see “Financial Highlights” in the prospectus.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Parnassus Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s expenses are equal to the net annual fund operating expenses for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Parnassus Fund invests in undervalued stocks. This Fund follows a “contrarian” strategy of seeking to invest in stocks that are currently out of favor with the financial community and are therefore deeply undervalued. The Fund’s investment adviser (Adviser) expects that if these undervalued companies are financially strong and have good prospects for the future, they will come back into favor and increase in market value. The Parnassus Fund is a “multi-cap” fund in that it can invest in companies of any size, from larger, well-established companies to smaller companies with market capitalizations below $1 billion. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future. To determine a company’s prospects, the Adviser reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s sustainable strategic advantage and management team. Upon initial investment, stocks must be trading below their intrinsic value, which means that the Adviser seeks to purchase stocks trading at discounts to the Adviser’s assessment of the companies’ estimated value. The Adviser also takes environmental, social and governance factors into account in making investment decisions. The Fund will sell a security if the Adviser believes a company’s fundamentals will deteriorate or if it believes a company’s stock has little potential for appreciation.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
All investments involve risk, and investing in the Parnassus Fund is no exception. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:

■	You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

■	The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. The Fund’s holdings can vary significantly from broad stock market indices.

■	This is a “multi-cap” fund. In addition to large-cap companies, the Fund may invest in small- and/or mid-cap companies, which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-cap companies. Relative to the stocks of large-cap companies, the stocks of small- and mid-cap companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, small-cap companies tend to perform poorly during times of economic stress.

■	The Fund may incur high portfolio turnover. High portfolio turnover necessarily results in correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which the Fund must pay, and increased realized gains (or losses) to investors. Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal tax laws.

■	The Adviser may be wrong in its assessment of a company’s value and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, “value” investing falls out of favor with investors, and during those periods the Fund’s relative performance may suffer.

■	The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

■	The Fund adheres to “responsible investing” guidelines, which may limit the investment opportunities available to the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney

■	You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow contain information that allows you to evaluate the Parnassus Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999-3505.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table that follow contain information that allows you to evaluate the Parnassus Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 999-3505
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.parnassus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the ten-year period shown in the bar chart, the highest return for a quarter was 19.9% (quarter ended September 30, 2009), and the lowest return for a quarter was a loss of 26.6% (quarter ended December 31, 2008).

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (%) (all periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
Below is a table comparing the performance of the Parnassus Fund with that of the S&P 500 Index and the Lipper Multi-Cap Core Average. Figures are average annual returns for the one-, five- and ten-year periods ended December 31, 2011. The table is intended to demonstrate the risk of investing in the Parnassus Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a stock index and a group of similar mutual funds, and also how the Fund's performance varies from year to year.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Parnassus Fund | Parnassus Fund
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.10%
All remaining other expenses	rr_Component3OtherExpensesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	300
5 Years	rr_ExpenseExampleYear05	520
10 Years	rr_ExpenseExampleYear10	1,155
Bar Chart Table:	rr_BarChartTableAbstract
Annual Return 2002	rr_AnnualReturn2002	(28.05%)
Annual Return 2003	rr_AnnualReturn2003	16.83%
Annual Return 2004	rr_AnnualReturn2004	3.89%
Annual Return 2005	rr_AnnualReturn2005	2.55%
Annual Return 2006	rr_AnnualReturn2006	14.36%
Annual Return 2007	rr_AnnualReturn2007	5.43%
Annual Return 2008	rr_AnnualReturn2008	(34.12%)
Annual Return 2009	rr_AnnualReturn2009	47.94%
Annual Return 2010	rr_AnnualReturn2010	16.71%
Annual Return 2011	rr_AnnualReturn2011	(5.01%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.60%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.01%)
Five Years	rr_AverageAnnualReturnYear05	2.64%
Ten Years	rr_AverageAnnualReturnYear10	1.55%
Parnassus Fund | Return after Taxes on Distributions | Parnassus Fund
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(6.21%)
Five Years	rr_AverageAnnualReturnYear05	2.13%
Ten Years	rr_AverageAnnualReturnYear10	0.81%
Parnassus Fund | Return after Taxes on Distributions and Sale of Fund Shares | Parnassus Fund
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.72%)
Five Years	rr_AverageAnnualReturnYear05	2.19%
Ten Years	rr_AverageAnnualReturnYear10	0.90%
Parnassus Fund | S&P 500 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.09%
Five Years	rr_AverageAnnualReturnYear05	(0.25%)
Ten Years	rr_AverageAnnualReturnYear10	2.92%
Parnassus Fund | Lipper Multi-Cap Core Average
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.68%)
Five Years	rr_AverageAnnualReturnYear05	(0.65%)
Ten Years	rr_AverageAnnualReturnYear10	3.50%
Parnassus Mid-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Parnassus Mid-Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Parnassus Mid-Cap Fund has the overall investment objective of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Parnassus Mid-Cap Fund.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Parnassus Mid-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.70%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	For additional information about the Parnassus Mid-Cap Fund’s expenses, please see “Financial Highlights” in the prospectus.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Parnassus Mid-Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s expenses are equal to the net annual fund operating expenses for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Parnassus Mid-Cap Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the stock of companies with market capitalizations between $3 billion and $20 billion at the time of initial purchase. These companies must, in the opinion of the Fund’s investment adviser (Adviser), be undervalued, but they must also have good prospects for long-term capital appreciation over the course of the expected holding period. These companies must have well-established businesses. To determine a company’s prospects, the Adviser reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s sustainable strategic advantage and management team. Upon initial investment, stocks must be trading below their intrinsic value, which means that the Adviser seeks to purchase stocks trading at discounts to the Adviser’s assessment of the companies’ estimated value. The Adviser also takes environmental, social and governance factors into account in making investment decisions. The Fund will sell a security if the Adviser believes a company’s fundamentals will deteriorate or if it believes a company’s stock has little potential for appreciation.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
All investments involve risk, and investing in the Parnassus Mid-Cap Fund is no exception. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:

■	You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

■	The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the United States and abroad. The Fund’s holdings can vary significantly from broad stock market indices.

■	The Fund invests primarily in mid-cap companies, which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-cap companies. Relative to the stocks of large-cap companies, the stocks of mid-cap companies are often thinly traded, and purchases and sales may result in higher transaction costs.

■	The Fund may incur high portfolio turnover. High portfolio turnover necessarily results in correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which the Fund must pay, and increased realized gains (or losses) to investors. Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal tax laws.

■	The Adviser may be wrong in its assessment of a company’s value and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, “value” investing falls out of favor with investors, and during those periods the Fund’s relative performance may suffer.

■	The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

■	The Fund adheres to “responsible investing” guidelines, which may limit the investment opportunities available to the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney

■	You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow contain information that allows you to evaluate the Parnassus Mid-Cap Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999-3505.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table that follow contain information that allows you to evaluate the Parnassus Mid-Cap Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 999-3505
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.parnassus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a quarter was 18.3% (quarter ended June 30, 2009), and the lowest return for a quarter was a loss of 22.0% (quarter ending December 31, 2008).

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (%) (all periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
Below is a table comparing the performance of the Parnassus Mid-Cap Fund with that of the Russell Midcap Index and the Lipper Multi-Cap Core Average. Figures are average annual returns for one- and five-year periods ended December 31, 2011 and since inception (April 29, 2005). The table is intended to demonstrate the risk of investing in the Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a stock index and a group of similar mutual funds, and also how the Fund’s performance varies from year to year.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Parnassus Mid-Cap Fund | Parnassus Mid-Cap Fund
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.15%
All remaining other expenses	rr_Component3OtherExpensesOverAssets	0.24%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	389
5 Years	rr_ExpenseExampleYear05	677
10 Years	rr_ExpenseExampleYear10	1,496
Bar Chart Table:	rr_BarChartTableAbstract
Annual Return 2006	rr_AnnualReturn2006	15.78%
Annual Return 2007	rr_AnnualReturn2007	1.81%
Annual Return 2008	rr_AnnualReturn2008	(29.38%)
Annual Return 2009	rr_AnnualReturn2009	36.26%
Annual Return 2010	rr_AnnualReturn2010	18.70%
Annual Return 2011	rr_AnnualReturn2011	3.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.00%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.33%
Five Years	rr_AverageAnnualReturnYear05	3.74%
Since Inception	rr_AverageAnnualReturnSinceInception	5.58%
Parnassus Mid-Cap Fund | Return after Taxes on Distributions | Parnassus Mid-Cap Fund
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.36%
Five Years	rr_AverageAnnualReturnYear05	3.20%
Since Inception	rr_AverageAnnualReturnSinceInception	4.99%
Parnassus Mid-Cap Fund | Return after Taxes on Distributions and Sale of Fund Shares | Parnassus Mid-Cap Fund
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.39%
Five Years	rr_AverageAnnualReturnYear05	3.11%
Since Inception	rr_AverageAnnualReturnSinceInception	4.66%
Parnassus Mid-Cap Fund | Russell Midcap Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.55%)
Five Years	rr_AverageAnnualReturnYear05	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	5.64%
Parnassus Mid-Cap Fund | Lipper Multi-Cap Core Average
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.68%)
Five Years	rr_AverageAnnualReturnYear05	(0.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.34%
Parnassus Small-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Parnassus Small-Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Parnassus Small-Cap Fund has the overall investment objective of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Parnassus Small-Cap Fund.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Parnassus Small-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39.5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.50%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	For additional information about the Parnassus Small-Cap Fund’s expenses, please see “Financial Highlights” in the prospectus.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Parnassus Small-Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s expenses are equal to the net annual fund operating expenses for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Parnassus Small-Cap Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the stock of companies with market capitalizations under $3 billion at the time of initial purchase. These companies must, in the opinion of the Fund’s investment adviser (Adviser), be undervalued, but they must also have good prospects for long-term capital appreciation over the course of the expected holding period. Small-cap companies might be less stable and have less established businesses than mid-cap or large-cap companies. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future. To determine a company’s prospects, the Adviser reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s sustainable strategic advantage and management team. Upon initial investment, stocks must be trading below their intrinsic value, which means that the Adviser seeks to purchase stocks trading at discounts to the Adviser’s assessment of the companies’ estimated value. The Adviser also takes environmental, social and governance factors into account in making investment decisions. The Fund will sell a security if the Adviser believes a company’s fundamentals will deteriorate or if it believes a company’s stock has little potential for appreciation.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
All investments involve risk, and investing in the Parnassus Small-Cap Fund is no exception. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:

■	You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

■	The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. The Fund’s holdings can vary significantly from broad stock market indices.

■	The Fund invests primarily in small-cap companies, which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-cap companies. Relative to the stocks of large-cap companies, the stocks of small-cap companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, small-cap companies tend to perform poorly during times of economic stress.

■	The Fund may incur high portfolio turnover. High portfolio turnover necessarily results in correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which the Fund must pay, and increased realized gains (or losses) to investors. Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal tax laws.

■	The Adviser may be wrong in its assessment of a company’s value and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, “value” investing falls out of favor with investors, and during those periods the Fund’s relative performance may suffer.

■	The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

■	The Fund adheres to “responsible investing” guidelines, which may limit the investment opportunities available to the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney

■	You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow contain information that allows you to evaluate the Parnassus Small-Cap Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999-3505.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table that follow contain information that allows you to evaluate the Parnassus Small-Cap Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 999-3505
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.parnassus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a quarter was 23.2% (quarter ending June 30, 2009), and the lowest return for a quarter was a loss of 27.7% (quarter ending December 31, 2008).

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (%) (all periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
Below is a table comparing the performance of the Parnassus Small-Cap Fund with that of the Russell 2000 Index and the Lipper Small-Cap Core Average. Figures are average annual returns for one- and five-year periods ended December 31, 2011 and since inception (April 29, 2005). The table is intended to demonstrate the risk of investing in the Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a stock index and a group of similar mutual funds, and also how the Fund’s performance varies from year to year.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Parnassus Small-Cap Fund | Parnassus Small-Cap Fund
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.18%
All remaining other expenses	rr_Component3OtherExpensesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	385
5 Years	rr_ExpenseExampleYear05	668
10 Years	rr_ExpenseExampleYear10	1,476
Bar Chart Table:	rr_BarChartTableAbstract
Annual Return 2006	rr_AnnualReturn2006	18.78%
Annual Return 2007	rr_AnnualReturn2007	(3.92%)
Annual Return 2008	rr_AnnualReturn2008	(25.08%)
Annual Return 2009	rr_AnnualReturn2009	42.50%
Annual Return 2010	rr_AnnualReturn2010	37.37%
Annual Return 2011	rr_AnnualReturn2011	(13.29%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.70%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.29%)
Five Years	rr_AverageAnnualReturnYear05	4.09%
Since Inception	rr_AverageAnnualReturnSinceInception	6.92%
Parnassus Small-Cap Fund | Return after Taxes on Distributions | Parnassus Small-Cap Fund
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.72%)
Five Years	rr_AverageAnnualReturnYear05	3.79%
Since Inception	rr_AverageAnnualReturnSinceInception	6.32%
Parnassus Small-Cap Fund | Return after Taxes on Distributions and Sale of Fund Shares | Parnassus Small-Cap Fund
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(8.07%)
Five Years	rr_AverageAnnualReturnYear05	3.49%
Since Inception	rr_AverageAnnualReturnSinceInception	5.77%
Parnassus Small-Cap Fund | Russell 2000 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.18%)
Five Years	rr_AverageAnnualReturnYear05	0.15%
Since Inception	rr_AverageAnnualReturnSinceInception	5.14%
Parnassus Small-Cap Fund | Lipper Small-Cap Core Average
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.41%)
Five Years	rr_AverageAnnualReturnYear05	0.45%
Since Inception	rr_AverageAnnualReturnSinceInception	4.93%
Parnassus Workplace Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Parnassus Workplace Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Parnassus Workplace Fund has the overall investment objective of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Parnassus Workplace Fund.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Parnassus Workplace Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.2% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.20%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	For additional information about the Parnassus Workplace Fund's expenses, please see "Financial Highlights" in the prospectus.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Parnassus Workplace Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s expenses are equal to the net annual fund operating expenses for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Parnassus Workplace Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in companies believed by the Fund’s investment adviser (Adviser) to provide good workplaces for their employees. Companies with good workplaces usually are able to recruit and retain better employees, and perform at a higher level than competitors in terms of innovation, productivity, customer loyalty and profitability. These companies must, in the Adviser’s opinion, be undervalued, but they must also have good prospects for long-term capital appreciation over the course of the expected holding period. The Parnassus Workplace Fund is primarily a large-cap fund, which means that it normally invests more than half of its net assets in large, well established businesses. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future. To determine a company’s prospects, the Adviser reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s sustainable strategic advantage and management team. Upon initial investment, stocks must be trading below their intrinsic value, which means that the Adviser seeks to purchase stocks trading at discounts to the Adviser’s assessment of the companies’ estimated value. The Adviser also takes environmental, social and governance factors into account in making investment decisions. The Fund will sell a security if the Adviser believes a company’s fundamentals will deteriorate or if it believes a company’s stock has little potential for appreciation.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
All investments involve risk, and investing in the Parnassus Workplace Fund is no exception. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:

■	You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

■	The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. The Fund’s holdings can vary significantly from broad stock market indices.

■	In addition to large-cap companies, the Fund may invest in small- and/or mid-cap companies, which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-cap companies. Relative to the stocks of large-cap companies, the stocks of small- and mid-cap companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, small-cap companies tend to perform poorly during times of economic stress.

■	The Fund may incur high portfolio turnover. High portfolio turnover necessarily results in correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which the Fund must pay, and increased realized gains (or losses) to investors. Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal tax laws.

■	The Adviser may be wrong in its assessment of a company’s value and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, “value” investing falls out of favor with investors, and during those periods the Fund’s relative performance may suffer.

■	The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

■	The Fund adheres to “responsible investing” guidelines, which may limit the investment opportunities available to the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney

■	You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow contain information that allows you to evaluate the Parnassus Workplace Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999-3505.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table that follow contain information that allows you to evaluate the Parnassus Workplace Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 999-3505
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.parnassus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a quarter was 26.7% (quarter ended June 30, 2009), and the lowest return for a quarter was a loss of 24.4% (quarter ended December 31, 2008).

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (%) (all periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
Below is a table comparing the performance of the Parnassus Workplace Fund with that of the S&P 500 Index and the Lipper Large-Cap Core Average. Figures are average annual returns for the one- and five-year periods ended December 31, 2011 and since inception (April 29, 2005). The table is intended to demonstrate the risk of investing in the Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a stock index and a group of similar mutual funds, and also how the Fund’s performance varies from year to year.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Parnassus Workplace Fund | Parnassus Workplace Fund
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.17%
All remaining other expenses	rr_Component3OtherExpensesOverAssets	0.17%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	118
3 Years	rr_ExpenseExampleYear03	368
5 Years	rr_ExpenseExampleYear05	638
10 Years	rr_ExpenseExampleYear10	1,409
Bar Chart Table:	rr_BarChartTableAbstract
Annual Return 2006	rr_AnnualReturn2006	14.84%
Annual Return 2007	rr_AnnualReturn2007	5.64%
Annual Return 2008	rr_AnnualReturn2008	(29.94%)
Annual Return 2009	rr_AnnualReturn2009	62.13%
Annual Return 2010	rr_AnnualReturn2010	12.96%
Annual Return 2011	rr_AnnualReturn2011	(1.62%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.40%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.62%)
Five Years	rr_AverageAnnualReturnYear05	5.92%
Since Inception	rr_AverageAnnualReturnSinceInception	7.16%
Parnassus Workplace Fund | Return after Taxes on Distributions | Parnassus Workplace Fund
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.22%)
Five Years	rr_AverageAnnualReturnYear05	5.42%
Since Inception	rr_AverageAnnualReturnSinceInception	6.55%
Parnassus Workplace Fund | Return after Taxes on Distributions and Sale of Fund Shares | Parnassus Workplace Fund
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.27%)
Five Years	rr_AverageAnnualReturnYear05	5.04%
Since Inception	rr_AverageAnnualReturnSinceInception	6.04%
Parnassus Workplace Fund | S&P 500 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.09%
Five Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.39%
Parnassus Workplace Fund | Lipper Large-Cap Core Average
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.66%)
Five Years	rr_AverageAnnualReturnYear05	(0.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.85%

[1]	The investment adviser has contractually agreed to reduce its investment advisory fee to the extent necessary to limit total operating expenses to 1.20% of net assets for the Parnassus Mid-Cap Fund. This limitation continues until May 1, 2013, and may be continued indefinitely by the investment adviser on a year-to-year basis.
[2]	The investment adviser has contractually agreed to reduce its investment advisory fee to the extent necessary to limit total operating expenses to 1.20% of net assets for the Parnassus Small-Cap Fund. This limitation continues until May 1, 2013, and may be continued indefinitely by the investment adviser on a year-to-year basis.